Capital Stock and Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Performance and Market-Based Stock Awards
Share Based Compensation
Schedule of Stock-Based Activities

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	734,563	$6.34
Granted during the period	507,817	6.00
Vested during the period	(139,845)	6.96
Forfeited during the period	(32,646)	6.73

Non-vested at December 31, 2012	1,069,889	$6.09

Time-Based Stock Awards
Share Based Compensation
Schedule of Stock-Based Activities

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	546,543	$6.11
Granted during the period	350,300	6.07
Vested during the period	(289,966)	5.86
Forfeited during the period	(58,595)	6.41

Non-vested at December 31, 2012	548,282	$6.19